UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2021

Item #1. Reports to Stockholders.

INDEX	REMS Real Estate Value-Opportunity Fund

REMS Real Estate Value-Opportunity Fund

ANNUAL REPORT

For the Year Ended December 31, 2021

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Dear REMS Real Estate Value-Opportunity Fund Investor:

Commercial Real Estate pricing in the U.S. accelerated upward in 2021 for real estate assets. Transaction volumes are reaching record highs with excess liquidity targeting commercial real estate as both a yield play and inflation hedge. Central Bank and Government stimulus have created an environment of strong occupancy and leasing demand across the commercial property markets and, combined with higher inflation driven rents and replacement costs, substantial capital has been attracted to bid up prices in both the private and public real estate markets.

Surprisingly, the emergence of the Omicron Variant and confirmation of Central Bank plans to reduce stimulus did little to stall the rise in public market real estate pricing. The REMS Real Estate Value-Opportunity Fund Institutional Class Shares produced a total return of 40.50% in 2021, as compared to the REIT index performance as represented by the Vanguard REIT ETF (VNQ +40.5%) as well as the MSCI REIT Index (RMZ +43.1%). The REMS Real Estate Value-Opportunity Fund’s Net Asset Value rose to an all-time high and 5% above year-end 2019 (before Covid), excluding dividend and capital gain distributions.

These returns reflect REMS’ strategic decision after the onset of Covid in 2020 to reallocate available cash resources and asset recycling to areas of commercial and residential real estate where the public market appeared to significantly misprice both the short-term and longer-term value of selected well-positioned real estate portfolios and platforms. REMS remains focused primarily on specific property types and platforms related to housing, hospitality, healthcare, and outdoor shopping centers as well as selected special situation platforms that could create value from real estate equity repositioning.

Given REMS’ view that real estate values will likely continue to trend higher in the private market driven by strong real estate economics and capital flows to commercial real estate, the REMS Real Estate Value-Opportunity Fund’s strategy will stay focused on maximizing returns from the current portfolio positioning. The strategy is overweight housing (28% of the portfolios) and should there continue to be robust demand and property pricing in this sector, REMS may gradually trim this exposure. Some of this capital may find its way into selected sunbelt office portfolios where evidence of stronger leasing demand and longer-term real estate value does not appear appropriately priced in the public market. While overall REMS is comfortable with the selected shopping center, hospitality, healthcare, and special situation positioning, all have been trimmed recently to reduce the Fund’s exposure. Today the Fund’s Top Ten Common Equity Holdings represent 38.0% of the portfolio exposure versus 52% in January 2021.

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Shareholder Letter - continued

This recycled capital has resulted in higher cash levels while also moderately increasing the REIT preferred positions. The plan is to remain significantly long public real estate focused on maximizing returns from current positions while creating flexibility to invest capital quickly should opportunities arise. At the same time REMS is keeping a close eye on “The Real Estate Melt-up” and potential changing conditions that may influence the trajectory. As always REMS remains highly real estate value focused targeting specific absolute return objectives while portfolio holdings bear little relationship to REIT ETFs.

We believe that the real estate cycle that began in 2010 is now in the late innings. However, commercial real estate is just coming out of an artificial contraction with strong tailwinds creating the prospect of significant growth in cash flows in 2022 and 2023. Adding to this favorable scenario is renewed inflation forcing rents and replacement costs higher. Given sizable capital flows in the real estate market, REMS expects private market transaction activity and M&A to continue to be a powerful force in the trajectory of real estate pricing in 2022.

As always, thank you for your continued interest and support,

Sincerely,

Edward W. Turville, CFA Managing Director	John E. Webster President

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

COMPARISON OF $50,000 INVESTMENT IN
REMS REAL ESTATE VALUE-OPPORTUNITY FUND INSTITUTIONAL CLASS SHARES
VS. MSCI US REIT INDEX
$160
$140
$120
$100
$80
$60
$40
Thousands
$146,126
$145,143
12/31/11
12/31/12
12/31/13
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
Past performance is not predictive of future performance
REMS Real Estate Value-Opportunity Fund Institutional Class
MSCI US REIT Index

REMS Real Estate Value-Opportunity Fund	Total Return One Year Ended 12/31/21*	Average Annual Return*
		Five Years Ended 12/31/21	Ten Years Ended 12/31/21
Institutional Class Shares	40.50%	8.70%	11.25%
Platform Class Shares	40.18%	8.43%	10.96%
MSCI US REIT Index	43.06%	10.78%	11.32%

*The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. With 151 constitutents, it represents about 99% of the US REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS®), have core real estate exposure (i.e., only selected Specialized REITs are eligible) and carry REIT tax status.

(The comparative index is not adjusted to reflect expenses that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.)

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Portfolio Compositionas of December 31, 2021 (unaudited)

Common Stocks

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stock:
Residential	24.13%
Diversified/Other	23.28%
Retail	12.62%
Healthcare	7.65%
Office/Industrial	7.39%
Hotel	7.15%
Exchange Traded Funds	3.07%
Money Market Fund	7.17%
92.46%

Preferred Stocks

Holdings by Sector/Asset Class	Percentage of Net Assets
Preferred Stock:
Diversified/Other	2.03%
Convertible	1.41%
Financial	1.09%
Healthcare	1.02%
Hotel	0.97%
6.52%

REMS Real Estate Value-Opportunity Fund

Schedule of InvestmentsDecember 31, 2021

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
82.22%	COMMON STOCKS

23.28%	DIVERSIFIED/OTHER
	Alexander & Baldwin, Inc.^	69,636	$1,747,167
	Digital Bridge Group, Inc.	173,400	1,444,422
	The Howard Hughes Corp.*^	16,400	1,669,192
	iStar Financial, Inc.^	51,600	1,332,828
	Kennedy-Wilson Holdings, Inc.^	78,800	1,881,744
	Spirit Realty Capital, Inc.^	25,200	1,214,388
	Veris Residential, Inc.*	91,900	1,689,122
			10,978,863

7.65%	HEALTHCARE
	Healthcare Trust of America, Inc.^	59,900	2,000,061
	Healthpeak Properties, Inc.^	44,600	1,609,614
			3,609,675

7.15%	HOTEL
	Hersha Hospitality Trust - Class A*^	184,173	1,688,866
	Ryman Hospitality Properties, Inc.*	18,300	1,682,868
			3,371,734

7.39%	OFFICE/INDUSTRIAL
	Brandywine Realty Trust	136,800	1,835,856
	Stag Industrial, Inc.^	34,400	1,649,824
			3,485,680

24.13%	RESIDENTIAL
	American Campus Communities, Inc.	21,900	1,254,651
	Apartment Income REIT Corp.	32,700	1,787,709
	AvalonBay Communities, Inc.	5,600	1,414,504
	Catchmark Timber Trust, Inc - Class A^	167,900	1,462,409
	Century Communities, Inc.*^	17,000	1,390,430
	Forestar Group, Inc. *^	53,602	1,165,844
	Independence Realty Trust, Inc.^	47,300	1,221,759
	UMH Properties, Inc.	61,700	1,686,261
			11,383,567

See Notes to Financial Statements

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Schedule of Investments - continuedDecember 31, 2021

		Shares	Fair Value
12.62%	RETAIL
	Brixmor Property Group, Inc.^	75,300	$1,913,373
	Philips Edison & Company, Inc.	31,662	1,046,113
	Regency Centers Corp.	19,600	1,476,860
	Urban Edge Properties	79,900	1,518,100
			5,954,446

82.22%	TOTAL COMMON STOCKS		38,783,965
	(Cost: $30,227,111)

6.52%	PREFERRED STOCKS

1.41%	CONVERTIBLE
	RPT Realty, Series D, 7.250%	11,269	663,969

2.03%	DIVERSIFIED/OTHER
	DigitalBridge Group Inc., Series H, 7.500%	18,449	471,741
	iStar Financial, Inc., Series I, 7.500%	18,995	488,741
			960,482

1.09%	FINANCIAL
	Arbor Realty Trust Inc., Series F, 6.250%*	18,813	478,791
	New Residential Investment Corp., Series D, 7.000	1,300	33,332
			512,123

1.02%	HEALTHCARE
	Healthcare Trust Inc., Series B, 7.125%*	18,900	479,115

0.97%	HOTEL
	Hersha Hospitality Trust, Series D, 6.500%	20,100	460,290

6.52%	TOTAL PREFERRED STOCKS		3,075,979
	(Cost: $3,086,146)

REMS Real Estate Value-Opportunity Fund

Schedule of Investments - continuedDecember 31, 2021

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
3.07%	EXCHANGE TRADED FUNDS
	Real Estate Select Sector SPDR Fund ^	28,000	$1,450,680

3.07%	TOTAL EXCHANGE TRADED FUNDS		1,450,680
	(Cost: $862,959)

91.82%	TOTAL LONG POSITIONS		43,310,624
	(Cost: $34,176,216)

7.17%	MONEY MARKET FUNDS
	Money Market Fiduciary, 0.0027%**	3,381,842	3,381,842
	(Cost: $3,381,842)

98.98%	NET INVESTMENTS IN SECURITIES
	(Cost: $37,558,058)		46,692,466
1.02%	Other assets, net of liabilities		476,071
100.00%	NET ASSETS		$47,168,537

*Non-income producing

**Effective 7 day yield as of December 31, 2021

^All or a portion of position is segregated as collateral for securities sold short and/or borrowings. The segregated market value of collateral is $20,705,848.

See Notes to Financial Statements

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Statement of Assets and LiabilitiesDecember 31, 2021

ASSETS
Investments at fair value* (Note 1)	$46,692,466
Receivable for investments sold	422,105
Receivable for capital stock sold	2,175
Dividends and interest receivable	93,184
Prepaid expenses	24,826
TOTAL ASSETS	47,234,756
LIABILITIES
Due to broker	737
Payable for capital stock redeemed	8,007
Accrued investment advisory fees	12,753
Accrued 12b-1 fees	15,588
Accrued administration and transfer agent	6,950
Accrued audit and tax fees	21,000
Other accrued expenses	1,184
TOTAL LIABILITIES	66,219
NET ASSETS	$47,168,537

Net Assets Consist of:
Paid-in-capital	$37,347,098
Distributable earnings	9,821,439
Net Assets	$47,168,537
NET ASSET VALUE PER SHARE
Net Assets
Institutional Class	$38,418,490
Platform Class	8,750,047
Total	$47,168,537
Shares Outstanding
Institutional Class	2,652,389
Platform Class	610,213
Total	3,262,602
Net Asset Value and Offering Price Per Share
Institutional Class	$14.48
Platform Class	14.34

*Identified cost of	$37,558,058

REMS Real Estate Value-Opportunity Fund

Statement of OperationsFor the Year Ended December 31, 2021

See Notes to Financial Statements

ANNUAL REPORT

INVESTMENT INCOME
Dividends	$898,864
Interest	268
Total investment income	899,132

EXPENSES
Investment advisory fees (Note 2)	431,321
12b-1 fees, Platform Class (Note 2)	19,814
Recordkeeping and administrative services (Note 2)	40,524
Accounting fees (Note 2)	31,140
Custodian fees	11,365
Transfer agent fees (Note 2)	31,675
Professional fees	41,630
Filing and registration fees	64,000
Trustee fees	9,155
Compliance fees	7,600
Shareholder reporting	29,026
Shareholder servicing (Note 2)
Institutional Class	27,821
Platform Class	19,814
Interest and dividend expense	9,181
Proxy expense	56,351
Other	25,295
Total expenses	855,712
Advisory fee waivers (Note 2)	(291,119)
Net Expenses	564,593

Net investment income (loss)	334,539

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	7,697,305
Net increase (decrease) in unrealized appreciation (depreciation) of investments	8,527,695
Net realized and unrealized gain (loss) on investments and securities sold short	16,225,000

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$16,559,539

REMS Real Estate Value-Opportunity Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

ANNUAL REPORT

	For the Years Ended
	December 31, 2021	December 31, 2020
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$334,539	$402,456
Net realized gain on investments, securities sold short and foreign currency transactions	7,697,305	241,264
Net increase (decrease) in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency transactions	8,527,695	(7,687,365)
Increase (decrease) in net assets from operations	16,559,539	(7,043,645)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(5,925,074)	(1,989,568)
Platform Class	(1,284,546)	(436,278)
Decrease in net assets from distributions	(7,209,620)	(2,425,846)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	2,746,156	2,555,589
Platform Class	1,167,995	214,532
Shares issued in connection with reorganization
Institutional Class	—	22,928,492
Platform Class	—	1,824,361
Distributions reinvested
Institutional Class	5,284,957	1,618,755
Platform Class	1,228,284	409,847
Shares redeemed
Institutional Class	(16,849,278)	(36,141,069)
Platform Class	(1,830,370)	(1,788,663)
Increase (decrease) in net assets from capital stock transactions	(8,252,256)	(8,378,156)

NET ASSETS
Increase (decrease) during period	1,097,663	(17,847,647)
Beginning of period	46,070,874	63,918,521
End of period	$47,168,537	$46,070,874

REMS Real Estate Value-Opportunity Fund

Statement of Cash FlowsFor the Year Ended December 31, 2021

See Notes to Financial Statements

ANNUAL REPORT

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$16,559,539
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(25,047,005)
Proceeds from disposition of investment securities	48,117,153
Sale of short term securities, net	(2,981,285)
Decrease (increase) in receivables for securities sold	2,827,516
Decrease (increase) in dividends and interest receivable	107,485
Decrease (increase) in due from advisor	12,248
Decrease (increase) in prepaid assets	61,328
Increase (decrease) in accrued administration and transfer agent	(6,814)
Increase (decrease) in due to broker	(8,399,283)
Increase (decrease) in interest payable	(6,538)
Increase (decrease) in accrued management fees	12,753
Increase (decrease) in other accrued expense	2,874
Unrealized appreciation on investments	(8,527,695)
Return of capital dividends received	126,045
Net realized gain (loss) from investments (including $385,967 of capital gain dividends)	(7,311,338)
Net cash provided by operating activities	15,546,983
Cash flows from financing activities:
Proceeds from shares sold	3,914,233
Payments on shares redeemed	(18,764,837)
Cash distributions paid	(696,379)
Net cash used in financing activities	(15,546,983)
Net increase (decrease) in cash	—
Cash:
Beginning balance	—
Ending balance	$—

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$6,513,241
Cash financing activities not included herein consist of:
Interest paid	$15,719

REMS Real Estate Value-Opportunity Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

13

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Financial Highlights

Net asset value, beginning of year
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments
Total from investment activities
Distributions
Net investment income
Realized gains
Return of capital
Total distributions
Net asset value, end of year
Total Return
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)
Expenses, net of management fee waivers and reimbursements
Net investment income
Portfolio turnover rate
Net assets, end of year (000’s)

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.58%, 1.55%, 1.35%, 1.32%, 1.41%, for the years ended December 31, 2021 through December 31, 2017, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00%. 1.00%, 1.09%, 1.25%, 1.25%, for the years ended December 31, 2021 through December 31, 2017, respectively.

Institutional Class Shares
Years Ended December 31,
2021		2020		2019		2018		2017
$12.10		$13.79		$10.74		$12.76		$15.17

0.11		0.12		0.15		0.12		0.21
4.73		(0.71)		3.24		(1.85)		(0.37)
4.84		(0.59)		3.39		(1.73)		(0.16)

(0.24)		(0.19)		(0.15)		(0.12)		(0.21)
(2.22)		(0.91)		(0.15)		(0.06)		(2.04)
—		—		(0.04)		(0.11)		—
(2.46)		(1.10)		(0.34)		(0.29)		(2.25)
$14.48		$12.10		$13.79		$10.74		$12.76
40.50%		(3.79%)		31.87%		(13.78%)		(1.28%)

1.72	%(B)	1.60	%(B)	1.36	%(B)	1.49	%(B)	1.41	%(B)
1.14	%(C)	1.05	%(C)	1.09	%(C)	1.42	%(C)	1.37	%(C)
0.74%		1.04%		1.16%		0.97%		1.41%
55.36%		44.00%		40.00%		37.85%		43.77%
$38,418		$39,195		$56,725		$61,438		$130,210

REMS Real Estate Value-Opportunity Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

15

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Financial Highlights

Net asset value, beginning of year
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments
Total from investment activities
Distributions
Net investment income
Realized gains
Return of capital
Total distributions
Net asset value, end of year
Total Return
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)
Expenses, net of management fee waivers and reimbursements
Net investment income
Portfolio turnover rate
Net assets, end of year (000’s)

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 2.02%, 2.01%, 1.78%, 1.74%, 1.70% for the years ended December 31, 2021 through December 31, 2017, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.25%, 1.25%, 1.33%, 1.50%, 1.50%, for the years ended December 31, 2021 through December 31, 2017, respectively.

Platform Class Shares
Years ended December 31,
2021		2020		2019		2018		2017
$11.98		$13.65		$10.62		$12.61		$15.01

0.07		0.04		0.11		0.06		0.17
4.69		(0.65)		3.21		(1.80)		(0.36)
4.76		(0.61)		3.32		(1.74)		(0.19)

(0.18)		(0.16)		(0.10)		(0.08)		(0.17)
(2.22)		(0.90)		(0.15)		(0.06)		(2.04)
—		—		(0.04)		(0.11)		—
(2.40)		(1.06)		(0.29)		(0.25)		(2.21)
$14.34		$11.98		$13.65		$10.62		$12.61
40.18%		(4.06%)		31.53%		(13.97%)		(1.49%)

2.16	%(B)	2.07	%(B)	1.79	%(B)	1.91	%(B)	1.70	%(B)
1.39	%(C)	1.31	%(C)	1.34	%(C)	1.67	%(C)	1.62	%(C)
0.48%		0.33%		0.90%		0.51%		1.20%
55.36%		44.00%		40.00%		37.85%		43.77%
$8,750		$6,876		$7,193		$7,451		$14,064

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Notes to the Financial StatementsDecember 31, 2021

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Value-Opportunity Fund (the “Fund”) is a diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Real Estate Management Services Group, LLC (“REMS”) is the investment advisor to the Fund. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. The Fund maintains its financial statements, information, and performance history in accordance with the reorganizations.

The Fund currently offers Institutional, Platform and Z Shares. At December 31, 2021, there were no Z Shares outstanding for the Fund.

The investment objectives of the Fund is to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferred and other publicly traded companies whose primary business is in the real estate industry.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees of the Trust (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continuedDecember 31, 2021 instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable for a portfolio security as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. It is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continuedDecember 31, 2021

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$38,783,965	$—	$—	$38,783,965
Preferred Stocks	3,075,979	—	—	3,075,979
Exchange Traded Funds	1,450,680	—	—	1,450,680
Money Market	3,381,842	—	—	3,381,842
	$46,692,466	$—	$—	$46,692,466

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continuedDecember 31, 2021

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the tax positions taken for the Fund for each of the open tax years (2018-2020) and expected to be taken in the 2021 tax returns, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2021, there were no reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continuedDecember 31, 2021 to include the gross dividends from such REITs in the periodic distributions to the shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITs and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective countries. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At December 31, 2021, the Fund held no securities short.

For the year ended December 31, 2021, short debit fees associated with such transactions were $4,101 for the Fund.

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continuedDecember 31, 2021

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, REMS, provides investment advisory services for an annual fee of 0.90% of the average daily net assets of the Fund.

REMS earned and waived management fees for the year ended December 31, 2021 as follows:

Fee	Management Fee Earned	Management Fee Waived
0.90%	$431,321	$291,119

REMS has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund do not exceed 1.00% of the average daily net assets of The Fund, until April 30, 2031. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board and REMS prior to April 30, 2031 by mutual written consent. Each waiver and/or reimbursement of an expense by REMS is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements as of December 31, 2021 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
2022	2023	2024	Total
$195,789	$244,306	$291,119	$731,214

The Board has adopted a Distribution Plan for the Fund’s Platform Shares (the “12b-1 Plan”). Pursuant to the 12b-1 Plan, the Fund may finance from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continuedDecember 31, 2021 paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Platform Shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The 12b-1 Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund.

For the year ended December 31, 2021, the following fees under the 12b-1 Plan were incurred:

Class	Type of Plan	Fees Incurred
Platform	12b-1	$19,814

The Fund has adopted a shareholder services plan with respect to its Institutional and Platform Shares. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund Shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders. For the year ended December 31, 2021, the following fees under the shareholder services plan were incurred:

Class	Type of Plan	Fees Incurred
Institutional	Shareholder Servicing	$27,821
Platform	Shareholder Servicing	19,814

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, fund accountant and transfer and dividend disbursing agent. For it's services, fees to CFS are computed daily and paid monthly. For the year ended December 31, 2021, the following fees were paid to CFS:

Administration	Transfer Agent	Accounting
$34,316	$27,946	$25,305

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REMS Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continuedDecember 31, 2021

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2021 were as follows:

Purchases	Sales
$25,047,005	$48,117,153

NOTE 4 –

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Monthly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the year ended December 31, 2021 and the year ended December 31, 2020 were as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
Distributions paid from:
Ordinary income	$4,802,781	$699,964
Realized gains	2,406,839	1,725,882
	$7,209,620	$2,425,846

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continuedDecember 31, 2021

As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$95,849
Undistributed capital gains	788,456
Net unrealized appreciation (depreciation)	8,937,134
$9,821,439

The difference between the book basis and tax basis distributable earnings is attributable primarily to the tax deferral of wash sale losses.

As of December 31, 2021, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$37,755,332	$8,993,089	$(55,955)	$8,937,134

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Year ended December 31, 2021
	Institutional Shares	Platform Shares
Shares sold	192,004	78,343
Shares reinvested	367,782	86,251
Shares redeemed	(1,145,457)	(128,261)
Net increase (decrease)	(585,671)	(36,333)

	Year ended December 31, 2020
	Institutional Shares	Platform Shares
Shares sold	239,055	19,375
Shares issued in connection with reorganization	1,909,117	153,437
Shares reinvested	140,744	35,530
Shares redeemed	(3,163,257)	(161,407)
Net increase (decrease)	(874,341)	46,935

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into an agreement with ConvergEx Execution Solutions LLC (“ConvergEx”) and Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred by the

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continuedDecember 31, 2021

Fund, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. There was no transfer to the Fund’s administrator to offset operating expenses during the year ended December 31, 2021.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Fund may have no leverage for an extended period of time when the Fund believes that leverage is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continuedDecember 31, 2021 assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 50 basis points. During the year ended December 31, 2021 the interest was as follows:

Outstanding average daily balance	Weighted average interest rate	Maximum amount outstanding	Outstanding balance as of 12/31/2021	Interest Expense
$424,391	1.20%	$8,400,020	$737	$5,080

NOTE 8 – ADVANCES

The Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the year ended December 31, 2021, the interest was as follows:

Outstanding Average Daily Balance	Weighted Average Interest Rate	Interest Paid	Maximum Amount Outstanding During the Year	Outstanding Balance at 12/31/2021
$59,831	1.55%	$925	$4,100,930	$—

NOTE 9 – OTHER RISKS TO THE FUND

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

ANNUAL REPORT

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of the World Funds Trust
and Shareholders of REMS Real Estate Value-Opportunity Fund
Richmond, Virginia

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the REMS Real Estate Value-Opportunity Fund (the “Fund”), a series of the World Funds Trust (the “Trust”), including the schedule of investments, as of December 31, 2021, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes for the Fund (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose

REMS Real Estate Value-Opportunity Fund

Report of Independent Registered Public Accounting Firm - continued

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Report of Independent Registered Public Accounting Firm - continued

of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 28, 2022

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and executive officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 1-800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (66) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	20	Independent Trustee for the twelve series of the ETF Opportunities Trust (registered investment company)
Mary Lou H. Ivey (64) Trustee	Indefinite, Since June 2010	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), 2008-2021.	20	Independent Trustee for the twelve series of the ETF Opportunities Trust (registered investment company)
Theo H. Pitt, Jr. (85) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	20

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the fourteen series of that trust; and ETF Opportunities Trust for the twelve series of that trust; (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (58) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency),
Karen M. Shupe (57) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (67) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (53) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (53) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Holly B. Giangiulio (60) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, corporate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (53) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

Advisory Agreement Renewal

At a meeting held on November 10, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (“Advisory Agreement”) between Real Estate Management Services Group, LLC (“REMS”) and the Trust with respect to the REMS Real Estate Value-Opportunity Fund (the “REMS Value Fund”). The Trust’s legal counsel (“Counsel”) discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by REMS; (ii) the investment performance of the REMS Value Fund and REMS; (iii) the costs of the services provided and profits realized by REMS from the relationship with the REMS Value Fund; (iv) the extent to which economies of scale would be realized if the REMS Value Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the REMS Value Fund’s investors; and (v) REMS’ practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in REMS’ presentation at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including:

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

(i) reports regarding the services and support provided to the REMS Value Fund and its shareholders; (ii) quarterly assessments of the investment performance of the REMS Value Fund; (iii) commentary on the reasons for the performance; (iv) presentations by the management of the REMS Value Fund addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the REMS Value Fund, and the strategic objectives and long-term plans of the principals of REMS; (v) compliance reports concerning the REMS Value Fund and REMS; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of REMS; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about REMS, including financial information, a description of personnel and the services provided to the REMS Value Fund, information on investment advice, performance, summaries of fund expenses, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the REMS Value Fund; (iii) the anticipated effect of size on the REMS Value Fund’s performance and expenses; and (iv) benefits to be realized by REMS from its relationship with the REMS Value Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the continuance of the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the continuance of the Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by REMS.

In this regard, the Board considered the responsibilities REMS has under the Advisory Agreement. The Board reviewed the services provided by REMS to the REMS Value Fund including, without limitation: REMS’ procedures for formulating investment recommendations and assuring compliance with the REMS Value Fund’s investment objectives and limitations; its coordination of services for the REMS Value Fund among the REMS Value Fund’s service providers; and its efforts to promote the REMS Value Fund, grow its assets, and assist in the

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

distribution of its shares. The Board considered: REMS’ staffing, personnel, and methods of operating; the education and experience of REMS personnel as well as their specific skill set suited to continue implementing the REMS Value Fund’s investment strategy; and REMS’ compliance program, policies, and procedures. The Board reflected on its discussions with the principals of REMS, and their articulated strategic objectives and long-term plans, and the Trustees noted that REMS was in active discussions for a business combination of REMS with another manager. It was noted that at that time no definitive arrangements had been put in place and that REMS would keep the Board apprised of developments. The Board considered the comments of REMS’ principals regarding their intent to ensure continuity of management of the REMS Value Fund. After reviewing the foregoing and further information from REMS, the Board concluded that the quality, extent, and nature of the services provided by REMS were satisfactory and adequate for the REMS Value Fund.

(2) Investment Performance of the REMS Value Fund and REMS.

In considering the investment performance of the REMS Value Fund and REMS, the Trustees compared the short- and long-term performance of the REMS Value Fund with the performance of funds with similar objectives managed by other investment advisers derived by Broadridge from Morningstar data, as well as with aggregated peer group data. The Trustees considered that REMS did not manage any other accounts with the exact strategies and holdings/positions as that of the REMS Value Fund although they noted REMS’ commentary to the effect that there were separate accounts that were run with similar strategies as that of the REMS Value Fund, but such accounts generally had client imposed restrictions dissimilar to the REMS Value Fund that would, along with differences in cash flow, explain any dispersion between such separate accounts and the REMS Value Fund. The Trustees noted that the one-year return for the REMS Value Fund for the period ended September 30, 2021 exceeded the return of its benchmark index, and the median of its peer group and Morningstar category, and placed it in the top 1% of funds in its Morningstar category. The Trustees further noted that the three-, five-, and ten-year returns for the REMS Value Fund, for periods ended September 30, 2021, each outperformed its benchmark index. It was noted that the REMS Value Fund’s peer group consisted of fifteen, fifteen, twelve, and ten mutual funds, respectively, with average net assets between $20 million and $400 million within the Morningstar Real Estate Category for each of those periods. Based on these considerations, the Board concluded that the performance of the REMS Value Fund was satisfactory.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

(3)The costs of the services provided and profits realized by REMS from the relationship with the REMS Value Fund.

In considering the costs of the services provided and profits realized by REMS from the relationship with the REMS Value Fund, the Trustees considered REMS’ staffing, personnel, and methods of operating; the financial condition of REMS and the level of commitment to the REMS Value Fund by REMS and its principals; the asset level of the REMS Value Fund; and the overall expenses of the REMS Value Fund. The Trustees considered financial statements of REMS and discussed the financial stability and profitability of the firm. The Trustees noted that REMS has continued to reduce expenses and streamline operations over the past year. The Trustees considered the fees and expenses of the REMS Value Fund (including the advisory fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors, as derived by Broadridge from Morningstar data. The Board noted that the net expense ratio of the REMS Value Fund is higher than the median of its peer group and Morningstar category but that its net investment advisory fee is less than the median of its peer group and Morningstar category. The Trustees further noted that the REMS Value Fund’s gross advisory fee is higher than its peer group and Morningstar category but the Trustees considered REMS’ position that the higher gross advisory fee is justified due to the complicated investment strategy of the REMS Value Fund, which includes the ability to invest in any public real estate company, regardless of size, and the ability to use leverage and short sell securities, and that the REMS Value Fund is more actively managed than its peers and therefore requires more resources of REMS. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to REMS by the REMS Value Fund are fair and reasonable.

(4)The extent to which economies of scale would be realized as the REMS Value Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the REMS Value Fund’s investors.

In this regard, the Trustees considered the fee arrangements of the REMS Value Fund with REMS. The Trustees determined that, although the advisory fee would stay the same as asset levels increased, the shareholders of the REMS Value Fund would benefit from the expense limitation arrangements in place for the Fund. The Trustees also noted that the REMS Value Fund would benefit from economies of scale under its agreements with some of its service providers other than REMS. Following further discussion of the asset levels, expectations

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

for growth, and levels of fees of the REMS Value Fund, as well as the other contractual fee structures that were in place for the REMS Value Fund, the Trustees determined that fee arrangements of the REMS Value Fund, in light of all the facts and circumstances, were fair and reasonable and structured so as to allow the REMS Value Fund to realize the benefits of economies of scale as the REMS Value Fund grows, as well as immediately because of the expense limitation arrangements.

(5)Possible conflicts of interest and benefits derived by REMS.

In considering REMS’ practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the REMS Value Fund; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the REMS Value Fund and/or REMS’ other accounts; and the substance and administration of REMS’ Code of Ethics. The Trustees noted that separately managed accounts by REMS were generally available only to accounts with a minimum investment of $5 million and that REMS had no affiliates. The Trustees considered that REMS indicated that it may benefit from increased market exposure by its association with the Trust. Based on the foregoing, the Trustees determined that REMS’ standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the continuance of the Advisory Agreement for another one-year term.

Approval of Interim and New Advisory Agreements

At meetings (collectively, the “Meeting”) held by the Board, it considered the approval of an Interim Advisory Agreement (the “Interim Advisory Agreement”) and a new Investment Advisory Agreement (the “New Advisory Agreement”), each between World Funds Trust (the “Trust”) and LDR Capital Management, LLC (“LDR”) on behalf of the REMS Real Estate Value-Opportunity Fund (the “Fund”). It was noted that the Interim Advisory Agreement and the New Advisory Agreement were presented for approval because the Fund’s investment adviser, Real Estate Management Services Group, LLC (“REMS”), informed the

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Board that it was in active discussions for a business combination of REMS with LDR and that REMS recommended that LDR be approved as the Fund’s interim investment adviser and, subject to shareholder approval, the new investment adviser to the Fund. It was noted that LDR and REMS had not reached a definitive agreement on the business combination, but that they anticipated that it would happen during the first quarter of 2022. The Trustees considered that REMS and LDR informed the Board that, as a result of the business combination, there would be no change to the investment objective or principal investment strategies of the Fund and that the Fund’s current portfolio managers would continue to be responsible for the day-to-day management of the Fund and continue to service Fund shareholders who are currently REMS clients and any future LDR clients. The Trustees considered that the Interim Advisory Agreement may only remain in place for up to 150 days and that the material terms of the Interim Advisory Agreement are substantially identical to the terms of the Fund’s investment advisory agreement with REMS, except with respect to the identity of the investment adviser and the term of the agreement. The Trustees further considered that the material terms of the New Advisory Agreement are substantially identical to the terms of the Fund’s investment advisory agreement with REMS, except with respect to the identity of the investment adviser. The Board also noted that approval of the Interim and New Advisory Agreements would not change the rate at which the Fund pays advisory fees.

The Trustees reviewed and discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Interim Advisory Agreement and the New Advisory Agreement (together, the “LDR Advisory Agreements”), including the following material factors: (i) the nature, extent, and quality of the services to be provided by LDR; (ii) the investment performance of the Fund and LDR; (iii) the costs of the services to be provided and profits to be realized by LDR from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) LDR’s practices regarding possible conflicts of interest. The Board reflected on its discussions regarding the proposed LDR Advisory Agreements, the proposed expense limitation arrangements and the anticipated manner in which the Fund would be managed with representatives of LDR during the Meeting.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented by LDR in connection with the approval process, including information presented to the Board in REMS’ presentation at the Meeting. The Board requested and was

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

provided with information and reports relevant to the approval of the LDR Advisory Agreements, including: (i) reports regarding the services and support to be provided to the Fund and its shareholders; (ii) presentations by management of LDR addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Fund; (iii) disclosure information contained in the Form ADV of LDR; and (iv) a memorandum from Trust counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the LDR Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about LDR, including financial information, a description of its personnel and the services to be provided to the Fund, information on investment advice, performance, summaries of anticipated fund expenses, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by LDR from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the LDR Advisory Agreements and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the LDR Advisory Agreements, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services to be provided by LDR.

In this regard, the Board considered the responsibilities of LDR under the LDR Advisory Agreements. The Board reviewed the services to be provided by LDR to the Fund including, without limitation: LDR’s anticipated procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objective and limitations; its anticipated coordination of services for the Fund among the Fund’s service providers; and its anticipated efforts to promote the Fund, grow its assets, and assist in the distribution of the Fund’s shares. The Board considered: LDR’s staffing, personnel, and methods of operating; the education and experience of LDR personnel as well as their specific skill set suited to continue implementing the Fund’s investment strategy; and the description of LDR’s compliance program, policies and procedures. The Board considered that LDR has extensive experience in managing REIT

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World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

and real estate related portfolios. The Board also considered that the Fund’s portfolio managers would continue as portfolio managers of the Fund under the LDR Advisory Agreements. After reviewing the foregoing and further information from LDR, the Board concluded that the quality, extent, and nature of the services to be provided by LDR were satisfactory and adequate for the Fund.

(2) Investment Performance of the Fund and LDR.

The Board noted that, though LDR had not yet commenced managing the Fund at the time of the Meeting, the Fund’s portfolio managers would continue as portfolio managers of the Fund under the LDR Advisory Agreements and that the Fund’s investment objective and principal investment strategies would not be changing. The Trustees noted that the one-year return for the Fund for the period ended September 30, 2021, exceeded the return of its benchmark index, and the median of its peer group and Morningstar category, and placed it in the top 1% of funds in its Morningstar category. The Trustees further noted that the three-, five-, and ten-year returns for the Fund, for periods ended September 30, 2021, each outperformed its benchmark index. It was noted that the Fund’s peer group for the one-, three-, five-, and ten-year periods consisted of fifteen, fifteen, twelve, and ten mutual funds, respectively, with average net assets between $20 million and $400 million within the Morningstar Real Estate Category. The Board also compared the investment performance of a private fund and separately managed accounts managed by LDR personnel with investment objectives similar to those of the Fund and considered the reasons for the differences as reported by LDR. Based on these considerations, the Board concluded that the performance of the Fund was satisfactory.

(3)The costs of the services to be provided and profits to be realized by LDR from the relationship with the Fund.

In considering the costs of the services to be provided and profits to be realized by LDR from the relationship with the Fund, the Trustees considered LDR’s staffing, personnel, and methods of operating; the financial condition of LDR and the level of commitment to the Fund by LDR; the asset levels of the Fund; and the overall expenses of the Fund. The Trustees considered financial statements of LDR and discussed the financial stability and profitability of the firm. The Trustees considered that the Fund’s advisory fee will not change under the LDR Advisory Agreements and that the Fund’s expense limitation arrangements under LDR’s management will be the same as those in place under REMS’ management of the Fund. The Board considered the fees and expenses of the Fund (including the advisory fee) relative to other funds comparable in terms

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors, as derived by Broadridge from Morningstar data. The Board noted that the Fund’s net expense ratio is higher than the median of its peer group and Morningstar category but that its net investment advisory fee is less than the median of its peer group and Morningstar category. The Trustees further noted that the Fund’s gross advisory fee is higher than its peer group and Morningstar category, but the Trustees considered position of the portfolio managers of the Fund that the higher gross advisory fee is justified due to the complicated investment strategy of the Fund, which includes the ability to invest in any public real estate company, regardless of size, and the ability to use leverage and short sell securities, and that the Fund is more actively managed than its peers and therefore requires more resources of its investment adviser. The Trustees also compared the advisory fees charged to the Fund with the advisory fees charged to a private fund and separately managed accounts managed by LDR with investment objectives similar to those of the Fund and considered the reasons for the differences as reported by LDR. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to LDR by the Fund are fair and reasonable.

(4)The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Trustees considered the Fund’s proposed fee arrangements with LDR. The Trustees determined that, although the advisory fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from the expense limitation arrangements in place for the Fund, which will be the same under LDR’s management of the Fund as those in place under REMS’ management of the Fund. The Trustees also noted that the Fund would benefit from economies of scale under its agreements with some of its service providers other than LDR. The Trustees noted LDR’s commitment to keep the contractual rate for the investment advisory fee at the same level for the Fund as is currently in the contract between REMS and the Trust with respect to the Fund. Following further discussion of the Fund’s asset levels, expectations for growth under LDR’s management, and levels of fees, as well as the other contractual fee structures that were in place for the Fund, the Trustees determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable and structured so as to allow the Fund to realize the benefits of economies of scale it grows, as well as immediately because of the expense limitation arrangements.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

(5)Possible conflicts of interest and benefits derived by LDR.

In considering LDR’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund, the basis for soft dollar payments with broker-dealers, and the basis of decisions to buy or sell securities for the Fund and/or other clients of LDR. The Trustees considered that LDR indicated that it may benefit from increased cross selling opportunities for its existing products by its association with the Trust. Based on the foregoing, the Trustees determined that LDR’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the LDR Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Board approved the LDR Advisory Agreements.

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2021 and held for the six months ended December 31, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period ended” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value (7/1/21)	Ending Account Value (12/31/21)	Annualized Expense Ratio***	Expenses Paid During Period Ended* (12/31/21)
REMS Value
Institutional Class Actual (HLRRX)	$1,000.00	$1,126.77	1.14%	$6.11
Institutional Class Hypothetical**	$1,000.00	$1,019.30	1.14%	$5.80
Platform Class Actual (HLPPX)	$1,000.00	$1,125.81	1.39%	$7.45
Platform Class Hypothetical**	$1,000.00	$1,018.05	1.39%	$7.07

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

***For the six months ended December 31, 2021, fees waived by REMS reduced the annualized expense ratio by 0.61% and 0.83% for the REMS Value Institutional Class and Platform Class, respectively.

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Fund Expenses (unaudited) - continued

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by Foreside Fund Services, LLC, Portland, ME.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2021 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Investment Advisor:

Real Estate Management Services Group, LLC
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Transfer Agent, Fund Administration and Fund Accounting:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $17,000 for 2021 and $17,000 for 2020.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2021 and $0 for 2020.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,250 for 2021 and $4,500 for 2020. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2021 and $0 for 2020.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant’s principal  accountant to the REMS Real Estate Value Opportunity Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2021 and $0 for 2020.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 8, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 8, 2022

* Print the name and title of each signing officer under his or her signature.